BORROWED FUNDS	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
BORROWED FUNDS

NOTE 9 – BORROWED FUNDS

The Bank is a party to the Blanket Agreement for Advances and Security Agreement (the “Blanket Agreement”) with the Federal Home Loan Bank of Cincinnati (the “FHLB”). Advances made to the Bank under the Blanket Agreement are collateralized by the FHLB stock and qualifying residential mortgage loans totaling 150% of the outstanding amount borrowed. These collateralization matters are outlined in the Blanket Agreement dated June 20, 2006, between the Bank and the FHLB. The advances mature at varying dates throughout 2013 at interest rates ranging from 2.61 - 3.76%.

Scheduled annual principal maturities and interest rate terms of borrowings under this credit line as of December 31, 2012, are as follows (dollars in thousands):

2013	$10,100
Total	$10,100

Stock held in the FHLB totaling $3,009 at December 31, 2012, is carried at cost. The stock is restricted and can only be sold back to the FHLB at par.

The Bank also has a Cash Management Advance Line of Credit Agreement (the “CMA”) dated June 21, 2010, with the Federal Home Loan Bank. The CMA is a component of the Blanket Agreement. The purpose of the CMA is to assist with short-term liquidity management. Under the terms of the CMA, the Bank may borrow a maximum of $40 million selecting a variable rate of interest for up to 90 days or a fixed rate for a maximum of 30 days. There were no borrowings outstanding under the CMA as of December 31, 2012.

Short-term borrowings included the following at December 31 (dollars in thousands):

	2012	2011

Securities sold under repurchase agreements	$17,068	$16,347

Securities sold under agreements to repurchase consist of obligations of the Bank to other parties. The obligations are secured by investment securities and such collateral is held by in safekeeping by a third party. The maximum amount of outstanding agreements at any month end during 2012 and 2011 totaled $22,598 and $17,498, respectively, and the monthly average of such agreements totaled $18,657and $11,987 for 2012 and 2011, respectively. The agreements at December 31, 2012, mature January 2, 2013.